Debt Obligations Debt Obligations (Future Maturities of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 1,817
2018	2,530
2019	9,483
2020	4,960
2021	2,706
Thereafter	22,462
Long-term Debt	43,802	$ 36,968
Excluding unamortized premiums and fair value adjustments [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 43,958